Organization and Principal Activities - Schedule of Results of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Net revenues	¥ 10,914,374	$ 1,672,701	¥ 8,374,501	¥ 4,663,440
Net income	884,158	$ 135,504	468,173	(1,937,689)
Variable Interest Entity (VIE) [Member]
Investments in and Advances to Affiliates [Line Items]
Net revenues	10,738,074		8,293,317	4,659,245
Net income	¥ 7,808,958		¥ 1,323,915	¥ 406,803